Commitments and related party transactions	12 Months Ended
Apr. 30, 2018
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Commitments and related party transactions
14.	Commitments and related party transactions

Except as disclosed elsewhere in these consolidated financial statements, the Company has the following commitments outstanding at April 30, 2018:

a)

As at April 30, 2018, the Company has shared lease commitments for office space of approximately $144 per year, expiring at various dates up to April 2020, which includes minimum lease payments and estimated taxes, but excluded operating costs, taxes and utilities, to expiry.

b)

As at April 30, 2018, the Company has a land lease agreement commitment with respect to the land at the mine site, for $132 per year until December 2018. The Company also has ongoing commitments on the exploration and evaluation assets of approximately $220 per year increasing over the next 5 years for the AJC properties (see Note 9).

c)

As at April 30, 2018, the Company has management contracts to officers and directors totaling $600 per year, payable monthly, expiring in January 2020 and US$315 per year, payable monthly, expiring in August 2021.

The Company paid the following amounts to key management and directors in the years:

For the year ended April 30,	2018	2017
Management fees	$1,112	$958
Legal fees	64	116
Directors fees	86	187

Total	$1,262	$1,261